Senior Secured Convertible Notes (4) and Warrants (Details Narrative) - USD ($)		3 Months Ended
	Jan. 11, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt instrument prepay premium percent upon event of default	125.00%
Conversion price	$ 0.25	$ 0.78	$ 0.78
Warrant to purchase of common stock	1,666,666
Issuance at an exercise price description	(i) beginning on the issuance date and for a period of 90 days thereafter, $0.78, (ii) if the Uplist Transaction has occurred as of the date of exercise, the lower of (A) $0.78 and (B) 110% of the per share offering price to the public in the Uplist Transaction, and (iii) if neither of (i) and (ii) apply, the lower of (A) $0.78 and (B) 90% of the lowest VWAP for the 10 trading days prior to the date of the exercise, subject to adjustment including downward adjustment upon any dilutive issuance of securities.
Change in fair value of warrants		$ 796,000
Spartan Capital Securities, LLC [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Proceeds from issuance of warrants	$ 240,000
Percenatge of cash commission	8.00%
Placement Agent an expense allowance	$ 30,000
Percentage of number of shares of common stock underlying the notes	8.00%
Warrants sold in offering	1,200,000
Warrant exercise price percentage	110.00%
Fair value analysis for warrants	1,200,000
Ascribed fair value	$ 858,000
Senior Secured Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt instrument accrued interest	6.00%
Increase in debt instrument accrued interest upon event of default	18.00%
Debt instrument accrued interest upon event of default	20.00%
Debt instrument prepay premium percent upon event of default	125.00%
Conversion price	$ 0.78	$ 0.25
Change in fair value of Notes		$ 143,000
Percenatge of cash commission	8.00%
Percentage of number of shares of common stock underlying the notes	8.00%
Warrant exercise price percentage	110.00%
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes	$ 3,300,000
Proceeds from issuance of warrants	$ 3,000,000